Business Combinations	12 Months Ended
Dec. 31, 2025
Business combinations [Abstract]
Business combinations

Note 3 — Business combinations

Acquisition of Shine Prosperity

Hang Feng acquired 100% equity interest (10,000 ordinary shares) of Shine Prosperity by way of purchase, and the equity transaction was approved by the SFC on December 30, 2024. HF IAM has the licenses of Type 4 and Type 9, which allows it to engage in advising on securities and asset management business in Hong Kong. The price for the acquisition of the equity interest was US$193,237(of which US$127,537 was due to third parties and the remaining US$65,700 was due to HF Holdings), which represents the fair value of the identifiable net assets of Shine Prosperity and HF IAM. All amounts payable for the acquisition were paid on January 28, 2025.

The following table summarizes the fair value of the identifiable assets and liabilities at the acquisition date, which represents the net purchase price allocation at the date of the acquisition in accordance with ASC 805 — Business Combinations. The fair value of Shine Prosperity and its subsidiary is shown below.

Fair Value
Cash	$73,516
Intangible assets	270,795
Total assets	344,311
Other payable-related parties	(117,034)
Accrued expenses and other liabilities	(3,994)
Deferred revenue	(30,046)
Total liabilities	(151,074)
Net assets acquired	$193,237

The following unaudited pro forma financial statements reflects historical operating results of the Company, including the unaudited pro forma results of Shine Prosperity and its subsidiary for the year ended December 31, 2024, as if the business combination had occurred as of January 1, 2023. The unaudited pro forma financial information set forth below reflects adjustments to the historical data of the Company to give effect to Shine Prosperity and its subsidiary acquisition as if the acquisition had occurred on January 1, 2023. The unaudited pro forma information presented below does not purport to represent what the actual results of operations would have been for the periods indicated, nor does it purport to represent the Company’s future results of operations. The following table summarizes the results of operations for the year ended December 31, 2024 (on an unaudited pro forma basis):

	For the Year Ended December 31, 2024 (Unaudited)
	The Company	Shine Prosperity and its subsidiary	Adjustment for Business Combination	Pro Forma Combined
Revenue:
Management consulting services	$594,878	$—	$—	$594,878
Management consulting services-related parties	779,840	—	—	779,840
Fund subscription revenue	637,777	—	—	637,777
Fund management revenue	16,774	—	—	16,774
Advisory revenue	—	5,143	—	5,143
Total revenues	2,029,269	5,143	—	2,034,412

Operating expenses:
Staff costs and employee benefits	(675,932)	(186,324)	—	(862,256)
Rental and office expenses	(265,134)	(13,624)	—	(278,758)
Professional fees	(80,650)	(58,658)	—	(139,308)
Depreciation	(8,575)	—	—	(8,575)
Other administrative expenses	(16,338)	(2,365)	—	(18,703)
Total operating expenses	(1,046,629)	(260,971)	—	(1,307,600)
Income (Loss) from operations	982,640	(255,828)	—	726,812

Other income (expense)
Interest income	1,097	441	—	1,538
Gain on short-term investment	3,423	—	—	3,423
Total other income (expenses), net	4,520	441	—	4,961
Income (Loss) before income taxes	987,160	(255,387)	—	731,773
Income tax expenses	120,391	—	—	120,391
Net income (loss)	866,769	(255,387)	—	611,382

	For the Year Ended December 31, 2024 (Unaudited)
	The Company	Shine Prosperity and its subsidiary	Adjustment for Business Combination	Pro Forma Combined
Other comprehensive income
Foreign currency translation adjustment	(312)	(272)	—	(584)
Comprehensive loss	$866,457	$(255,659)	$—	$610,798

Weighted average number of ordinary shares outstanding
Basic and diluted*				4,003,534

Earnings per share				$0.15